UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  Partner, General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     November 14, 2012

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total:  $     868,237



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   23499   343358  SH       Sole                  343358
AVID TECHNOLOGY, INC.              COM           05367P100   73684  7788994  SH       Sole                 7788994
CAREER EDUCATION CORP.             COM           141665109   50713 13487464  SH       Sole                13487464
CBRE GROUP, INC.                   COM           12504L109  280116 15215417  SH       Sole                15215417
COLLECTIVE BRANDS, INC.            COM           19421W100   72359  3332993  SH       Sole                 3332993
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109  126260  3917457  SH       Sole                 3917457
JDA SOFTWARE GROUP, INC.           COM           46612K108   61664  1940349  SH       Sole                 1940349
MARRIOTT VACATIONS WORLDWIDE, CORP COM           57164Y107   18837   522966  SH       Sole                  522966
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   29256  1958261  SH       Sole                 1958261
NEWELL RUBBERMAID, INC.            COM           651229106   17577   920770  SH       Sole                  920770
PRGX GLOBAL, INC.                  COM           69357c503   23560  2752354  SH       Sole                 2752354
SBA COMMUNICATIONS CORP.           COM           78388J106   29187   464025  SH       Sole                  464025
SEALED AIR CORP.                   COM           81211k100    9213   595907  SH       Sole                  595907
SEI INVESTMENTS COMPANY            COM           784117103   52312  2439929  SH       Sole                 2439929